BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total Liabilities, current	$ 1,399,394	$ 1,346,064
Other current financial liabilities	500,344	697,452
Bank Loans	392,872	195,623
Financial Leases	44,341	40,400
Other Loans	63,131	461,429
Trade and other current payables	717,346	537,891
Accounts payable to related companies	11,208	3,831
Other current provisions	2,728	842
Current tax liabilities	8,088	1,641
Current provisions for employee benefits	5,730	5,244
Other current non-financial liabilities	153,950	99,163
Total non-current liabilities	5,478,313	5,660,834
Other non-current financial liabilities	3,778,567	3,870,914
Bank Loans	465,585	718,735
Financial Leases	68,035	73,586
Other Loans	3,244,947	3,078,593
Other non-current provisions	36,008	38,138
Deferred tax liabilities	1,485,365	1,631,065	$ 1,619,012
Non-current provisions for employee benefits	66,033	60,084
Other non-current non-financial liabilities	112,340	60,633
Not later than three months [member]
Total Liabilities, current	1,045,364	806,280
Other current financial liabilities	148,778	196,001
Bank Loans	110,700	134,140
Financial Leases	9,928	9,534
Other Loans	28,150	52,327
Trade and other current payables	717,342	511,371
Accounts payable to related companies	11,208	3,831
Other current provisions	2,728	842
Current tax liabilities	6,361	1,641
Current provisions for employee benefits	5,595	5,214
Other current non-financial liabilities	153,352	87,380
Later than three months and not later than one year [member]
Total Liabilities, current	354,030	539,784
Other current financial liabilities	351,566	501,451
Bank Loans	282,172	61,483
Financial Leases	34,413	30,866
Other Loans	34,981	409,102
Trade and other current payables	4	26,520
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	1,727	0
Current provisions for employee benefits	135	30
Other current non-financial liabilities	598	11,783
Later than five years [member]
Total non-current liabilities	2,452,760	2,061,543
Other non-current financial liabilities	2,322,926	1,850,430
Bank Loans	138,161	92,351
Financial Leases	0	0
Other Loans	2,184,765	1,758,079
Other non-current provisions	0	0
Deferred tax liabilities	129,834	151,469
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	59,644
Later than one year and not later than five years [member]
Total non-current liabilities	3,025,553	3,599,291
Other non-current financial liabilities	1,455,641	2,020,484
Bank Loans	327,424	626,384
Financial Leases	68,035	73,586
Other Loans	1,060,182	1,320,514
Other non-current provisions	36,008	38,138
Deferred tax liabilities	1,355,531	1,479,596
Non-current provisions for employee benefits	66,033	60,084
Other non-current non-financial liabilities	112,340	989
U.S Dollar [Member]
Other current financial liabilities	418,418	634,350
Bank Loans	385,829	190,743
Other Loans	32,589	443,607
Trade and other current payables	193,562	150,162
Accounts payable to related companies	1,354	1,969
Other current provisions	622	842
Current tax liabilities	283	448
Other current non-financial liabilities	119,891	63,137
Other non-current financial liabilities	2,479,630	2,666,331
Bank Loans	449,079	700,595
Other Loans	2,030,551	1,965,736
Other non-current provisions	7	1
Deferred tax liabilities	1,376,930	1,543,912
Other non-current non-financial liabilities	13	430
U.S Dollar [Member] | Not later than three months [member]
Other current financial liabilities	134,125	178,442
Bank Loans	108,317	130,571
Other Loans	25,808	47,871
Trade and other current payables	193,562	146,652
Accounts payable to related companies	1,354	1,969
Other current provisions	622	842
Current tax liabilities	283	448
Other current non-financial liabilities	119,309	62,974
U.S Dollar [Member] | Later than three months and not later than one year [member]
Other current financial liabilities	284,293	455,908
Bank Loans	277,512	60,172
Other Loans	6,781	395,736
Trade and other current payables	0	3,510
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	582	163
U.S Dollar [Member] | Later than five years [member]
Other non-current financial liabilities	1,508,999	1,075,204
Bank Loans	138,161	91,309
Other Loans	1,370,838	983,895
Other non-current provisions	0	0
Deferred tax liabilities	129,834	131,406
Other non-current non-financial liabilities	0	0
U.S Dollar [Member] | Later than one year and not later than five years [member]
Other non-current financial liabilities	970,631	1,591,127
Bank Loans	310,918	609,286
Other Loans	659,713	981,841
Other non-current provisions	7	1
Deferred tax liabilities	1,247,096	1,412,506
Other non-current non-financial liabilities	13	430
Euro [Member]
Trade and other current payables	9,099	13,034
Current tax liabilities	158	7
Other current non-financial liabilities	77	53
Euro [Member] | Not later than three months [member]
Trade and other current payables	9,099	12,006
Current tax liabilities	158	7
Other current non-financial liabilities	77	53
Euro [Member] | Later than three months and not later than one year [member]
Trade and other current payables	0	1,028
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Brazilian Real [Member]
Other current financial liabilities	7,043	4,840
Bank Loans	7,043	4,840
Trade and other current payables	124,917	26,831
Other current provisions	2,106	0
Other current non-financial liabilities	18,016	21,042
Other non-current financial liabilities	16,506	18,140
Bank Loans	16,506	18,140
Other non-current provisions	4,682	5,425
Deferred tax liabilities	108,435	87,153
Other non-current non-financial liabilities	111,634	59,644
Brazilian Real [Member] | Not later than three months [member]
Other current financial liabilities	2,383	3,558
Bank Loans	2,383	3,558
Trade and other current payables	124,917	4,849
Other current provisions	2,106	0
Other current non-financial liabilities	18,016	9,426
Brazilian Real [Member] | Later than three months and not later than one year [member]
Other current financial liabilities	4,660	1,282
Bank Loans	4,660	1,282
Trade and other current payables	0	21,982
Other current provisions	0	0
Other current non-financial liabilities	0	11,616
Brazilian Real [Member] | Later than five years [member]
Other non-current financial liabilities	0	1,042
Bank Loans	0	1,042
Other non-current provisions	0	0
Deferred tax liabilities	0	20,063
Other non-current non-financial liabilities	0	59,644
Brazilian Real [Member] | Later than one year and not later than five years [member]
Other non-current financial liabilities	16,506	17,098
Bank Loans	16,506	17,098
Other non-current provisions	4,682	5,425
Deferred tax liabilities	108,435	67,090
Other non-current non-financial liabilities	111,634	0
Argentine Pesos [Member]
Other current financial liabilities	0	40
Bank Loans	0	40
Trade and other current payables	29,243	31,661
Current tax liabilities	46	133
Other current non-financial liabilities	3,215	3,474
Other non-current provisions	31,316	32,712
Other non-current non-financial liabilities	480	349
Argentine Pesos [Member] | Not later than three months [member]
Other current financial liabilities	0	11
Bank Loans	0	11
Trade and other current payables	29,243	31,661
Current tax liabilities	46	133
Other current non-financial liabilities	3,215	3,474
Argentine Pesos [Member] | Later than three months and not later than one year [member]
Other current financial liabilities	0	29
Bank Loans	0	29
Trade and other current payables	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Argentine Pesos [Member] | Later than five years [member]
Other non-current provisions	0	0
Other non-current non-financial liabilities	0	0
Argentine Pesos [Member] | Later than one year and not later than five years [member]
Other non-current provisions	31,316	32,712
Other non-current non-financial liabilities	480	349
Other currencies [Member]
Trade and other current payables	4,936	12,244
Current tax liabilities	479	574
Other current non-financial liabilities	3,906	3,202
Non-current provisions for employee benefits	129	144
Other currencies [Member] | Not later than three months [member]
Trade and other current payables	4,936	12,244
Current tax liabilities	479	574
Other current non-financial liabilities	3,906	3,202
Other currencies [Member] | Later than three months and not later than one year [member]
Trade and other current payables	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Other currencies [Member] | Later than five years [member]
Non-current provisions for employee benefits	0	0
Other currencies [Member] | Later than one year and not later than five years [member]
Non-current provisions for employee benefits	129	144
Chilean Pesos [Member]
Other current financial liabilities	5,624	4,519
Financial Leases	5,624	4,519
Trade and other current payables	333,529	285,359
Accounts payable to related companies	9,854	1,862
Current tax liabilities	7,122	479
Current provisions for employee benefits	5,730	5,244
Other current non-financial liabilities	8,825	8,187
Other non-current financial liabilities	9,839	11,151
Financial Leases	9,839	11,151
Other non-current provisions	3	0
Non-current provisions for employee benefits	65,904	59,940
Other non-current non-financial liabilities	213	206
Chilean Pesos [Member] | Not later than three months [member]
Other current financial liabilities	1,508	1,132
Financial Leases	1,508	1,132
Trade and other current payables	333,525	285,359
Accounts payable to related companies	9,854	1,862
Current tax liabilities	5,395	479
Current provisions for employee benefits	5,595	5,214
Other current non-financial liabilities	8,809	8,183
Chilean Pesos [Member] | Later than three months and not later than one year [member]
Other current financial liabilities	4,116	3,387
Financial Leases	4,116	3,387
Trade and other current payables	4	0
Accounts payable to related companies	0	0
Current tax liabilities	1,727	0
Current provisions for employee benefits	135	30
Other current non-financial liabilities	16	4
Chilean Pesos [Member] | Later than five years [member]
Other non-current financial liabilities	0	0
Financial Leases	0	0
Other non-current provisions	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Chilean Pesos [Member] | Later than one year and not later than five years [member]
Other non-current financial liabilities	9,839	11,151
Financial Leases	9,839	11,151
Other non-current provisions	3	0
Non-current provisions for employee benefits	65,904	59,940
Other non-current non-financial liabilities	213	206
Unidad de Fomento [Member]
Other current financial liabilities	69,259	53,703
Financial Leases	38,717	35,881
Other Loans	30,542	17,822
Trade and other current payables	22,060	18,600
Other current non-financial liabilities	20	68
Other non-current financial liabilities	1,272,592	1,175,292
Financial Leases	58,196	62,435
Other Loans	1,214,396	1,112,857
Other non-current non-financial liabilities	0	4
Unidad de Fomento [Member] | Not later than three months [member]
Other current financial liabilities	10,762	12,858
Financial Leases	8,420	8,402
Other Loans	2,342	4,456
Trade and other current payables	22,060	18,600
Other current non-financial liabilities	20	68
Unidad de Fomento [Member] | Later than three months and not later than one year [member]
Other current financial liabilities	58,497	40,845
Financial Leases	30,297	27,479
Other Loans	28,200	13,366
Trade and other current payables	0	0
Other current non-financial liabilities	0	0
Unidad de Fomento [Member] | Later than five years [member]
Other non-current financial liabilities	813,927	774,184
Financial Leases	0	0
Other Loans	813,927	774,184
Other non-current non-financial liabilities	0	0
Unidad de Fomento [Member] | Later than one year and not later than five years [member]
Other non-current financial liabilities	458,665	401,108
Financial Leases	58,196	62,435
Other Loans	400,469	338,673
Other non-current non-financial liabilities	$ 0	$ 4